DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Zions Bancorporation, N.A. Payshelter 401(k) and Employee Stock Ownership Plan (“the Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a single employer defined contribution plan designed to provide retirement benefits for eligible employees under a salary reduction arrangement with a specified employer matching contribution and a discretionary noncontributory profit sharing feature. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). From time to time, the Plan has been restated and amended. Fidelity Management Trust Company (“Fidelity”) is the trustee of the Plan. Zions Bancorporation, National Association (“the Bank”, “Zions Bancorporation, N.A.”) is the Plan sponsor. The Bank’s Benefits Committee (“the Benefits Committee”) administers the Plan.
Eligibility
Participation in the Plan through employee salary deferral is voluntary. Any nonexcluded employee (as defined in the Plan provisions) at least 21 years of age is eligible to participate. To be eligible for the noncontributory profit sharing feature, participants must meet other criteria, including 1,000 hours of service and be employed on December 31st.
A matching contribution is provided to participants after completing at least one year of employment, measured from the date of hire. Matching contributions begin after the employee satisfies the one year employment condition and is based on the salary reduction contributions made after that date.
Contributions
Participants may contribute up to 80% of their pretax annual compensation subject to the annual maximum allowable participant contribution, which was $23,500 for 2025 and $23,000 for 2024. Under applicable law, participants attaining the age of 50 during or prior to 2025 are eligible to make catch-up contributions. The Bank provides a matching contribution of 100% for the first 3% of the participant’s eligible compensation and 50% for the next 3%. Effective January 1, 2023, the Plan was amended to allow participants to make after-tax contributions to the plan. The amendment also allows participants to be able to convert all or a portion of certain vested account balances in the Plan to a Roth contribution source.
The 401(k) plan also has a noncontributory profit-sharing feature that is discretionary and may range from 0% to 3.5% of eligible compensation based upon the Bank's performance according to a formula approved annually by the Board of Directors. Contributions under the noncontributory profit sharing feature are discretionary and are based on the Bank’s return on average common equity, as defined, for the Plan year.
These contributions are approved and made subsequent to the end of the Plan year. For the 2025 Plan year, $16,782,818 was contributed in February 2026. The profit sharing contribution was funded using $594,218 of employee forfeitures and $16,188,600 in cash from the Bank. For the 2024 Plan year, $14,783,962 was contributed in February 2025. The profit sharing contribution was funded using $532,495 of employee forfeitures and $14,251,467 in cash from the Bank. The cash contribution from the Bank increased employer contributions in the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025 and 2024 and employer contributions receivable in the Statements of Net Assets Available for Benefits as of December 31, 2025 and 2024.
The Plan allows for Roth 401(k) contributions consistent with the requirements of §402A of the Internal Revenue Code (the “Code”). Such contributions include rollovers from other Roth deferral accounts as described in Code §402A(e)(1) and only to the extent the rollovers are permitted under Code §402(c). Roth contributions are treated as elective deferrals at the option of the participant for all purposes under the Plan, including determination and allocation of the Bank’s matching contributions.
The Plan allows rollovers by participants from nonaffiliated qualifying plans.
Participant Accounts
Each participant’s fund account is credited with the participant’s contributions and allocations of the Bank’s contributions and Plan earnings. Investment income or loss is allocated based on the investment shares held in the participant’s account in relation to the total investment shares of the Plan. However, income or loss from trading of the Bank’s common stock, which is done on a real-time basis, is identified and allocated directly to the participant’s account without regard to the allocation process. Administrative expenses are included in "Benefits paid directly to participants" in the Statement of Changes in Net Assets Available for Benefits and were $863,189 in 2025.
Vesting and Payment of Benefits
Participant and Bank matching contributions, plus investment earnings, are immediately vested. Bank contributions under the noncontributory profit sharing feature vest according to the following schedule:

Years of vesting service	Percent vested

Less than 2	None
2	20%
3	40%
4	60%
5 or more	100%
A year of vesting service is determined by the length of time an individual is an employee. Fractional years are rounded to the nearest one twelfth of a year. Periods of service are based on full calendar months, crediting an employee with a full month if the employee works at least one hour of service during the month.
Nonvested amounts forfeited by terminated participants are first used to reduce the Bank’s profit sharing contributions. If profit sharing contributions are not made during a given Plan year, any amounts forfeited may be used at the Bank’s election to reduce the Bank’s matching contribution, offset administrative expenses, allocate directly to participants’ accounts, or any combination of the foregoing.
Participants are 100% vested if employed by the Bank when normal retirement age is attained. Distributions are eligible to be paid upon death, disability, retirement, or termination of employment, or may be paid earlier subject to Plan provisions. Distributions are made in shares, cash, or a combination of the two, depending on the participant’s investment options.
Investment Options
Participant contributions can be directed subject to Plan provisions into various Plan investment options, including the Bank’s common stock. The Bank’s matching contribution is made in cash and is invested according to each participants' investment election. Participants may diversify to other Plan investments up to 100% of their existing investments in the Bank's common stock received as Bank matching contributions from prior years. The noncontributory profit sharing contribution is invested in the Bank's common stock purchased in the open market. However, three years of participation in the Plan are required before participants can diversify their investments in the Bank's common stock resulting from the Bank's profit sharing contributions.
Participant Loans
Participants may borrow from their fund accounts in amounts from $1,000 up to the lesser of $50,000 or 50% of their vested account balance, as defined. Loan terms cannot exceed five years, or ten years if used for the purchase of a primary residence. The loans are funded through liquidation of participant investments and are repaid at a specified rate of interest through direct payroll deductions.
Plan Termination
Although the Bank has not expressed any intent to do so, it has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. If the Plan were terminated, each participant would become 100% vested and would receive a distribution of assets equal to the value of the participant’s account.
Plan Amendments
Eighth Amendment (December 20, 2022): Clarified language related to post-termination compensation, allowed after-tax contributions, and enabled conversion of certain vested account balances to Roth contributions.
Seventh Amendment (December 23, 2020): Conformed the plan to final regulations on hardship distributions and removed the requirement that employer matching contributions be made in employer securities.
Sixth Amendment (September 11, 2020): Provided earlier eligibility for "safe harbor" matching contributions for employees for deferrals made after one year of employment.
Fifth Amendment (September 11, 2020): Eliminated provisions permitting acquisition of employer securities through exempt loan transactions or allocation from a suspense account.
Fourth Amendment (September 11, 2020): Created a suspense account for excess pension funding, which was used ratably over three years to partially fund profit sharing contributions.